PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
PROVISIONS AND CONTINGENT LIABILITIES	PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS
The following table summarizes the movement in provisions for the year ended December 31:

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total

As of December 31, 2024	5	4	1	—	10
Arising during the year	3	5	—	1	9
As of December 31, 2025	8	9	1	1	19
Non-current	—	9	—	—	9
Current	8	—	1	1	10

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Total

As of December 31, 2023	3	3	2	8
Arising during the year	2	1	(1)	2
As of December 31, 2024	5	4	1	10
Non-current	—	4	—	4
Current	5	—	1	6

The timing of payments in respect of provisions is, with some exceptions, not contractually fixed and cannot be estimated with certainty. In addition, with respect to legal proceedings, given inherent uncertainties, the ultimate outcome may differ from the Group’s current expectations.
See "Source of estimation uncertainty" below for further details regarding assumptions and sources of uncertainty; and risks associated with income tax and non-income tax positions, refer to "Source of estimation uncertainty" in Note 8.
The Group has recognized a provision for decommissioning obligations associated with future dismantling of its towers in Ukraine.
CONTINGENT LIABILITIES

As of December 31, 2025 and 2024, the Group was subject to certain risks arising from the ordinary course of business. These matters primarily relate to tax matters and regulatory requirements.

Tax contingencies and uncertainties

The Group has identified uncertain tax positions totaling US$55 (2024: US$41) for which no provision has been recognized as management has concluded, based on applicable tax law and available evidence, that it is possible that these positions will be sustained upon examination by tax authorities. These positions primarily relate to value-added tax exposures associated with certain subscriber-related activities, including measures implemented in response to the martial law, marketing and customer retention initiatives. The Group has assessed these matters in accordance with IAS 37 and determined that no present obligation exists as outflows of economic resources are not probable. Management believes the likelihood of material adverse impact on the Group's results of operations, financial position, liquidity, or capital resources from these matters is remote. While the ultimate resolution remains uncertain and is dependent upon factors including examinations by tax authorities and interpretation of tax laws, the Group continues to monitor these positions and will recognize provisions if and when it becomes probable that an outflow of resources will be required to settle an obligation that can be reliably estimated.

Risk of non-compliance to increase requirements for energy backup on mobile operators

The Supreme Commander of the Armed Forces of Ukraine has mandated enhanced energy backup requirements (via generators) for mobile operator networks. The Group has assessed the risk of non-compliance with these requirements as possible. As the likelihood of outflow is not considered probable, no provision has been recognized in the consolidated financial statements as of December 31, 2025. As of December 31, 2025, the estimated financial impact of potential penalties for non-compliance is approximately US$9. The Group is actively working to achieve compliance with these requirements and continues to monitor developments. Should the likelihood of non-compliance and resulting penalties become probable and the amount reliably estimable, an appropriate provision will be recognized in accordance with IAS 37.

Any capital commitments are described in Note 11.
Other than disclosed below and elsewhere in these annual consolidated financial statements, there were no material changes to risks, commitments, contingencies and uncertainties that occurred during the year ended December 31, 2025.

ACCOUNTING POLICIES
Provisions are recognized when the Group has a present obligation (legal or constructive), as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant. Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.
SOURCE OF ESTIMATION UNCERTAINTY
The Group may be involved in various legal proceedings, internal and external investigations, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable and /or the impact could not be estimated (no reasonable estimate could be made).
In the ordinary course of business, Kyivstar Group may be party to various legal and tax proceedings, including as it relates to compliance with the rules of the telecom regulators in Ukraine, competition law and anti-bribery and corruption laws, including the U.S. Foreign Corrupt Practices Act ("FCPA"). Non-compliance with such rules and laws may cause Group to be subject to claims, some of which may relate to the developing markets and evolving fiscal and regulatory environments in which the Group operates. In the opinion of management, Group’s liability, if any, in all pending litigation, other legal proceeding or other matters, other than what is discussed in this Note, will not have a material effect upon the financial condition, results of operations or liquidity of the Group.